Pay vs Performance Disclosure - USD ($)		4 Months Ended	8 Months Ended	12 Months Ended
		May 10, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary Compensation Table Total for First Principal Executive Officer (“PEO”)(1) ($)	Summary Compensation Table Total for Second PEO(1)	Compensation Actually Paid to First PEO(2) ($)	Compensation Actually Paid to Second PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR”)(5) ($)	Net Income (Loss) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	-	410,172	-	(175,734)	148,704	(68,641)	24.92	74,000
2023	545,549	694,972	544,401	1,293,587	167,572	348,449	40.33	(1,575,000)
2022	334,750	-	(36,677)	-	212,438	(507,497)	13.52	(7,382,000)

Named Executive Officers, Footnote [Text Block]
(1)	The dollar amounts reported in columns (b) and (c) are the amounts of total compensation reported for Andrew Astor, our former President, Chief Executive Officer and Chief Financial Officer (shown as first PEO) and Robert Banks, our President and Chief Executive Officer (shown as the second PEO), for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation Table” in this proxy statement. Mr. Astor served as President and Chief Executive Officer from August 24, 2020 to May 11, 2023 and as Chief Financial Officer from January 28, 2021 to November 1, 2023. Mr. Banks was appointed President and Chief Executive Officer effective May 11, 2023. For Mr. Astor’s compensation with respect to the fiscal years ended December 31, 2023 and 2022, refer to “Summary Compensation Table” from our definitive proxy statement on Schedule 14A filed with the Securities and Exchange Commission on April 12, 2024, which is incorporated herein by reference.

Adjustment To Second PEO Compensation Footnote [Text Block]

Year	Reported Summary Compensation Table Total for Second PEO ($)	Less: Grant date fair value of any equity awards granted during the applicable year(a) ($)	Less: Fair value as of the end of the prior fiscal year of any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered year ($)	Plus: Year-end fair value of outstanding and unvested equity awards granted during the applicable year ($)	Plus: Vesting date fair value of awards that were granted and vested during the applicable year ($)	Plus: year-over-year change in the fair value of equity awards granted in prior years that are outstanding and unvested as of the end of the covered year ($)	Plus: year-over-year change in fair value of equity awards granted in prior years that vested during the covered year(b) ($)	Plus: Value of dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise included in total compensation for the year ($)	Compensation Actually Paid ($)
2024	410,172	(14,672)	-	8,091	-	(405,448)	(173,878)	-	(175,734)
2023	694,972	(350,022)	-	948,637	-	-	-	-	1,293,587
2022	-	-	-	-	-	-	-	-	-

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)	Measured from the end of the prior fiscal year to the vesting date.

Non-PEO NEO Average Total Compensation Amount	[1]			$ 148,704	$ 167,572	$ 212,438
Non-PEO NEO Average Compensation Actually Paid Amount	[2]			$ (68,641)	348,449	(507,497)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average of Reported Summary Compensation Table Total for non-PEO NEOs ($)	Less: Grant date fair value of any equity awards granted during the applicable year(a) ($)	Less: Fair value as of the end of the prior fiscal year of any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered year ($)	Plus: Year-end fair value of outstanding and unvested equity awards granted during the applicable year ($)	Plus: Vesting date fair value of awards that were granted and vested during the applicable year ($)	Plus: year-over-year change in the fair value of equity awards granted in prior years that are outstanding and unvested as of the end of the covered year ($)	Plus: year-over-year change in fair value of equity awards granted in prior years that vested during the covered year(b) ($)	Plus: Value of dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise included in total compensation for the year ($)	Compensation Actually Paid ($)
2024	148,704	-	-	-	-	(163,319)	(54,027)	-	(68,641)
2023	167,572	(137,227)	-	318,104	-	-	-	-	348,449
2022	212,438	-	(579,693)	-	-	-	(140,242)	-	(507,497)

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)	Measured from the end of the prior fiscal year to the vesting date.

Compensation Actually Paid and Company Total Shareholder Return

Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s TSR over the period covering fiscal years 2022, 2023 and 2024. For fiscal year 2023, the Compensation Actually Paid to our PEO included compensation paid to Robert Banks, our current Chief Executive Officer, and Andrew Astor, our former Chief Executive Officer, who served as President and Chief Executive Officer from August 24, 2020 to May 11, 2023 and as Chief Financial Officer from January 28, 2021 to November 1, 2023. As demonstrated by the graph below, the amount of Compensation Actually Paid to the company’s PEO, and the average amount of Compensation Actually paid to the company’s other NEOs as a group, is aligned with the Company’s TSR for the years presented. The alignment of Compensation Actually Paid with the Company’s cumulative TSR over the period presented is a result of having a significant portion of executive compensation tied to equity awards, the fair value of which is inherently driven by the Company’s stock price. During 2024, we did not award any equity or non-equity incentives to our named executive officers.

Compensation Actually Paid and Net Income (Loss)

Compensation Actually Paid and Net Income (Loss)

Under our executive compensation program, we utilize net income (loss), along with sales, profitability and cash flow from operations as performance measures for determining bonuses payable to our executive officers. While we had positive net income in 2024, the Compensation Actually Paid to our PEO and Non-PEO NEOs decreased in this period due to a decrease in the fair value of outstanding equity awards as well as lower bonus payments as a result of our performance with respect to other metrics.

Total Shareholder Return Amount	[3]			$ 24.92	40.33	13.52
Net Income (Loss) Attributable to Parent				$ 74,000	(1,575,000)	$ (7,382,000)
PEO Name		Andrew Astor	Mr. Banks	Mr. Banks		Andrew Astor
Additional 402(v) Disclosure [Text Block]
(2)	The dollar amounts reported in columns (d) and (e) represent the amount of Compensation Actually Paid to Mr. Astor (shown as first PEO) and Mr. Banks (shown as second PEO). In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Astor and Mr. Banks’s Total Compensation from the Summary Compensation Table, in order to determine Compensation Actually Paid:

Adjustment To First PEO Compensation Footnote [Text Block]
Year	Reported Summary Compensation Table Total for First PEO ($)	Less: Grant date fair value of any equity awards granted during the applicable year(a) ($)	Less: Fair value as of the end of the prior fiscal year of any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered year ($)	Plus: Year-end fair value of outstanding and unvested equity awards granted during the applicable year ($)	Plus: Vesting date fair value of awards that were granted and vested during the applicable year ($)	Plus: year-over-year change in the fair value of equity awards granted in prior years that are outstanding and unvested as of the end of the covered year ($)	Plus: year-over-year change in fair value of equity awards granted in prior years that vested during the covered year(b) ($)	Plus: Value of dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise included in total compensation for the year ($)	Compensation Actually Paid ($)
2024	-	-	-	-	-	-	-	-	-
2023	545,549	-	(8,463)	-	-	-	7,315	-	544,401
2022	334,750	-	-	-	-	(256,985)	(114,442)	-	(36,677)

First Peo [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[4]				545,549	$ 334,750
PEO Actually Paid Compensation Amount	[5]				544,401	(36,677)
First Peo [Member] | Grant Date Fair Value of Any Equity Awards Granted During the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]
First Peo [Member] | Fair Value as of the End of the Prior Fiscal Year of Any Awards Granted in Any Prior Fiscal Year That Fail to Meet the Applicable Vesting Conditions During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(8,463)
First Peo [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
First Peo [Member] | Vesting Date Fair Value of Awards that Were Granted and Vested During the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
First Peo [Member] | Year Over Year Change in the Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested as of the End of the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(256,985)
First Peo [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]				7,315	(114,442)
First Peo [Member] | Value of Dividends Or Other Earnings Paid on Equity Awards in the Applicable Year Prior to the Vesting Date that are Not Otherwise Included in Total Compensation for the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Second Peo [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[4]			410,172	694,972
PEO Actually Paid Compensation Amount	[5]			(175,734)	1,293,587
Second Peo [Member] | Grant Date Fair Value of Any Equity Awards Granted During the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]			(14,672)	(350,022)
Second Peo [Member] | Fair Value as of the End of the Prior Fiscal Year of Any Awards Granted in Any Prior Fiscal Year That Fail to Meet the Applicable Vesting Conditions During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Second Peo [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				8,091	948,637
Second Peo [Member] | Vesting Date Fair Value of Awards that Were Granted and Vested During the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Second Peo [Member] | Year Over Year Change in the Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested as of the End of the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(405,448)
Second Peo [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]			(173,878)
Second Peo [Member] | Value of Dividends Or Other Earnings Paid on Equity Awards in the Applicable Year Prior to the Vesting Date that are Not Otherwise Included in Total Compensation for the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount				148,704	167,572	212,438
Non-PEO NEO Average Compensation Actually Paid Amount				(68,641)	348,449	(507,497)
Non-PEO NEO [Member] | Grant Date Fair Value of Any Equity Awards Granted During the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]				(137,227)
Non-PEO NEO [Member] | Fair Value as of the End of the Prior Fiscal Year of Any Awards Granted in Any Prior Fiscal Year That Fail to Meet the Applicable Vesting Conditions During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(579,693)
Non-PEO NEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					318,104
Non-PEO NEO [Member] | Vesting Date Fair Value of Awards that Were Granted and Vested During the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Year Over Year Change in the Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested as of the End of the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(163,319)
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]			(54,027)		(140,242)
Non-PEO NEO [Member] | Value of Dividends Or Other Earnings Paid on Equity Awards in the Applicable Year Prior to the Vesting Date that are Not Otherwise Included in Total Compensation for the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	For the 2024 and 2023 fiscal years, our Non-PEO NEO was Judy Krandel, who was appointed as Chief Financial Officer effective November 1, 2023. For the 2022 fiscal year, our Non-PEO NEO was Wesley Lobo, who served as Chief Marketing Officer from February 16, 2021 to August 31, 2021 and as Chief Commercial Officer from September 1, 2021 to September 30, 2022. The dollar amounts reported in column (f) are the amounts of total compensation reported for Ms. Krandel and Mr. Lobo for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation Table” in this proxy statement. For Mr. Lobo’s compensation with respect to the fiscal year ended December 31, 2022, refer to “Summary Compensation Table” from our definitive proxy statement on Schedule 14A filed with the Securities and Exchange Commission on April 21, 2023, which is incorporated herein by reference.
[2]	The dollar amounts reported in column (g) represent the amount of Compensation Actually Paid to Ms. Krandel and Mr. Lobo. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Krandel and Mr. Lobo’s Total Compensation from the Summary Compensation Table, in order to determine Compensation Actually Paid:
[3]	Calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the share price of our common stock at the end and the beginning of the measurement period by the share price of our common stock at the beginning of the measurement period.
[4]	The dollar amounts reported in columns (b) and (c) are the amounts of total compensation reported for Andrew Astor, our former President, Chief Executive Officer and Chief Financial Officer (shown as first PEO) and Robert Banks, our President and Chief Executive Officer (shown as the second PEO), for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation Table” in this proxy statement. Mr. Astor served as President and Chief Executive Officer from August 24, 2020 to May 11, 2023 and as Chief Financial Officer from January 28, 2021 to November 1, 2023. Mr. Banks was appointed President and Chief Executive Officer effective May 11, 2023. For Mr. Astor’s compensation with respect to the fiscal years ended December 31, 2023 and 2022, refer to “Summary Compensation Table” from our definitive proxy statement on Schedule 14A filed with the Securities and Exchange Commission on April 12, 2024, which is incorporated herein by reference.
[5]	The dollar amounts reported in columns (d) and (e) represent the amount of Compensation Actually Paid to Mr. Astor (shown as first PEO) and Mr. Banks (shown as second PEO). In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Astor and Mr. Banks’s Total Compensation from the Summary Compensation Table, in order to determine Compensation Actually Paid:
[6]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[7]	Measured from the end of the prior fiscal year to the vesting date.
[8]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[9]	Measured from the end of the prior fiscal year to the vesting date.
[10]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[11]	Measured from the end of the prior fiscal year to the vesting date.